Income tax - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred income tax asset	$ 0
Accumulated loss carry-forwards	1,052,900,000	$ 947,500,000
Unused tax losses for which no deferred tax asset recognized	1,013,900,000	940,100,000	$ 548,400,000
Hypothetical deferred tax impact of unused tax losses for which no deferred tax asset recognised	208,900,000	193,700,000	113,000,000
Other Foreign Jurisdictions Tax Losses
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Unused tax losses for which no deferred tax asset recognized	5,200,000	$ 2,700,000	$ 3,900,000
Subsidiaries
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred income tax asset	$ 0
Sweden
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Income tax rate	206.00%	206.00%	206.00%